CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	9 Months Ended
Dec. 31, 2024
Condensed Financial Information Disclosure [Abstract]
SCHEDULE OF BALANCE SHEETS

The parent company did not have significant capital and other commitments, long-term obligations, other long-term debt, or guarantees as of March 31, 2024 and December 31, 2024.

Balance sheets

	March 31, 2024	December 31, 2024
	RMB	RMB

ASSETS

Cash and cash equivalents	2,206	850
Amounts due from intra-Group entities	10,012,615	10,144,302
Other receivables	2,306	2,457
Prepaid expenses	316	89

Total assets	10,017,443	10,147,698

LIABILITIES AND SHAREHOLDERS’ DEFICIT

Other payables and other current liabilities	11,922	29,942
Investment deficit in subsidiaries	10,205,332	10,391,493
Amounts due to intra-Group entities	93,040	94,265

Total liabilities	10,310,294	10,515,700

UXIN LIMITED

NOTES TO THE CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in thousands, except for share and per share data, unless otherwise noted)

27. CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (CONTINUED)

Balance sheets (Continued)

	March 31, 2024	December 31, 2024
	RMB	RMB

Shareholders’ deficit

Ordinary shares (US$0.0001 par value, 190,100,000,000 and 190,100,000,000 shares authorized as of March 31, 2024 and December 31, 2024, respectively; 56,340,671,538 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of March 31, 2024; 56,354,853,138 Class A ordinary shares and 40,809,861 Class B ordinary shares issued and outstanding as of December 31, 2024)	39,806	39,816
Additional paid-in capital	18,928,837	19,007,948
Subscription receivable from shareholders	(107,879)	(60,467)
Accumulated other comprehensive income	225,090	227,718
Accumulated deficit	(19,378,705)	(19,583,017)
Total shareholders’ deficit	(292,851)	(368,002)

Total liabilities and shareholders’ deficit	10,017,443	10,147,698

SCHEDULE OF STATEMENT OF COMPREHENSIVE LOSS

Statements of comprehensive loss

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Operation expense
Sales and marketing	-	-	-
Research and development	-	-	-
General and administrative	(64,254)	(73,236)	(89,099)
Provision for credits losses, net	(273)	-	-
Total operating expenses	(64,527)	(73,236)	(89,099)

Loss from operations	(64,527)	(73,236)	(89,099)

Share of loss of subsidiaries	(331,935)	(299,613)	(114,011)
Interest income/(expense), net	13	(546)	(1,806)
Other income, net	16,560	12,746	604
Foreign exchange (loss)/gain	(1)	38	-
Fair value impact of the issuance of senior convertible preferred shares	242,733	(11,776)	-
Net loss	(137,157)	(372,387)	(204,312)

Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)	(2,060,254)	-
Net loss attributable to ordinary shareholders	(892,792)	(2,432,641)	(204,312)

Net loss	(137,157)	(372,387)	(204,312)
Other comprehensive (loss)/income
Foreign currency translation	(68,276)	4,905	2,628
Total comprehensive loss	(205,433)	(367,482)	(201,684)

SCHEDULE OF STATEMENTS OF CASH FLOWS

Statements of cash flow

	For the fiscal year ended March 31,		For the nine months ended December 31,
	2023	2024	2024
	RMB	RMB	RMB

Net cash generated from/(used in) operating activities	187	(11,150)	(3,719)
Net cash used in investing activities	-	(204,327)	(69,612)
Net cash generated from financing activities	62,300	153,269	71,953
Effect of exchange rate changes on cash and cash equivalents	(842)	2,170	22
Net increase/(decrease) in cash and cash equivalents	61,645	(60,038)	(1,356)
Cash and cash equivalents at beginning of the period	599	62,244	2,206
Cash and cash equivalents at end of the period	62,244	2,206	850